Offerings	Mar. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	18,782,563
Proposed Maximum Offering Price per Unit	12.54
Maximum Aggregate Offering Price	$ 235,533,340.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,527.15
Offering Note	The Registrant is relying on Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), to calculate the registration fee. The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low sales prices of common shares of beneficial interest on March 16, 2026, as reported on the New York Stock Exchange. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The Registrant is relying on Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), to calculate the registration fee. The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low sales prices of common shares of beneficial interest on March 16, 2026, as reported on the New York Stock Exchange. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	217,437
Maximum Aggregate Offering Price	$ 3,124,569.69
Carry Forward Form Type	N-2
Carry Forward File Number	333-285442
Carry Forward Initial Effective Date	Jun. 06, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 478.37
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes 217,437 of unsold shares of common shares of beneficial interest (the "Unsold Carryforward Shares") that were previously registered for sale under the Registrant's prior registration statement on Form N-2/A (File No. 333-285442) effective June 2, 2025 (the "Prior Registration Statement"). The Registrant previously paid filing fees of $478.37 in connection with such Unsold Carryforward Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Carryforward Shares will continue to be applied to such Unsold Carryforward Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Carryforward Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.